Consolidated Statements of Changes in Equity (Parenthetical) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015		Dec. 31, 2014		Dec. 31, 2013
Dividends paid (in USD)	$ 134.4	[1]	$ 121.2	[2]	$ 96.4	[3]
Ordinary Shares
Dividends per share declared	$ 0.233		$ 0.2076		$ 0.176
Dividends per share paid	0.233		0.2076		0.176
ADS
Dividends per share declared	0.699		0.6228		0.528
Dividends per share paid	$ 0.699		$ 0.6228		$ 0.528

[1]	Dividends per share During the year to December 31, 2015 Shire plc declared and paid dividends of 23.30 US cents per ordinary share (equivalent to 69.90 US cents per ADS) totaling $134.4 million.
[2]	Dividends per share During the year to December 31, 2014 Shire plc declared and paid dividends of 20.76 US cents per ordinary share (equivalent to 62.28 US cents per ADS) totaling $121.2 million.
[3]	Dividends per share During the year to December 31, 2013 Shire plc declared and paid dividends of 17.60 US cents per ordinary share (equivalent to 52.80 US cents per ADS) totaling $96.4 million